SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSES (Details) - JPY (¥)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Current
Deferred
Total